Related parties (Details) - USD ($) $ in Thousands					1 Months Ended					12 Months Ended
	Mar. 09, 2018	Nov. 30, 2017	Oct. 31, 2017	Feb. 24, 2017	Nov. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2018	Feb. 28, 2017
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired														12.50%
Details of Balances [Abstract]
Total non-current payables with related parties								$ 141,031		$ 33,675	$ 141,031
Income from the purchase of the long-term operation and maintenance payable										38,955	0	$ 0
Transactions With Related Party [Abstract]
Financial income										36,444	1,007	3,298
Financial expenses										$ (425,019)	(463,717)	(408,007)
Dividends retained from Abengoa				$ 10,400
Solana [Member]
Transactions With Related Party [Abstract]
Fair value of land received					$ 7,300
Algonquin [Member]
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired													16.47%
Ownership interest	25.00%								25.00%	41.47%
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties								11,567		$ 5,328	11,567
Total non-current receivables with related parties								2,108		0	2,108
Total current payables with related parties								63,409		19,352	63,409
Total non-current payables with related parties								141,031		33,675	141,031
Transactions With Related Party [Abstract]
Dividends retained from Abengoa											10,400	28,000
Income for cancellation of subordinated debt												7,600
Income for discounts received for prepayment of payables												1,700
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services rendered										0	3,495	1,220
Services received										(101,582)	(114,416)	(115,779)
Financial income										3,721	74	60
Financial expenses										(398)	(1,154)	$ (2,460)
Abengoa [Member]
Details of Balances [Abstract]
Accrued Operation and Maintenance payable								57,300		35,300	$ 57,300
Payment for debt extinguishment										18,300
Income from the purchase of the long-term operation and maintenance payable										$ 39,000
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit										5 years
Guarantees amount										$ 23,000
Guarantees amount replaced						$ 112,000
Guarantees amount, canceled						$ 55,000
Abengoa [Member] | Solana [Member]
Transactions With Related Party [Abstract]
Performance consideration received		$ 120,000							$ 120,000
Performance obligations proceeds received from Abengoa					16,500		$ 77,500	$ 42,500
Performance obligations proceeds applied to project debt		95,000			9,000				95,000
Other obligations		$ 25,000			7,500				$ 25,000
Agreed amount to fund reserve account in year 2020 and 2021					13,000
Abengoa [Member] | Solana [Member] | First 2 Years [Member]
Transactions With Related Party [Abstract]
Long-term payments payable					7,400
Abengoa [Member] | Solana [Member] | Subsequent 4 Years [Member]
Transactions With Related Party [Abstract]
Long-term payments payable					$ 10,300
Abengoa [Member] | Solana and Mojave [Member]
Transactions With Related Party [Abstract]
Minimum ownership requirement percentage		16.00%	30.00%